Notes Payable - Related Parties (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total notes payable - related party	$ 220,214	$ 1,451,643
Less current portion	(92,805)	(1,234,871)
Long-term portion of notes payable-related party	127,409	216,772
The $80,000 Jackie Chretien Note [Member]
Related Party Transaction [Line Items]
Total notes payable - related party	15,000	15,000
The $55,167 A. Michael Chretien Note [Member]
Related Party Transaction [Line Items]
Total notes payable - related party	40,415	40,415
The $250,000 Shealy Note [Member]
Related Party Transaction [Line Items]
Total notes payable - related party	164,799	193,452
Notes in the Aggregate Amount of $110,000 [Member]
Related Party Transaction [Line Items]
Total notes payable - related party	0	110,000
Notes in the Aggregate Amount of $701,068 [Member]
Related Party Transaction [Line Items]
Total notes payable - related party	0	677,776
The $30,000 Robert C. Schroeder Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Total notes payable - related party	0	30,000
The $10,000 Matthew L. Chretien Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Total notes payable - related party	0	10,000
Notes in the Aggregate Amount of $175,000 [Member]
Related Party Transaction [Line Items]
Total notes payable - related party	0	175,000
Notes in the Aggregate Amount of $200,000 [Member]
Related Party Transaction [Line Items]
Total notes payable - related party	$ 0	$ 200,000